Property and Equipment, Net (Details) - EQRx, INC. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 600,000	$ 25,300
Depreciation expense			$ 300,000